Schwab Capital Trust
Schwab Core Equity Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.3%
Gentex Corp.	256,494	6,922,773

Banks 3.9%
Bank of America Corp.	342,920	8,531,850
Citigroup, Inc.	445,337	22,271,303
Citizens Financial Group, Inc.	574,731	14,259,076
JPMorgan Chase & Co.	357,857	34,583,301
		79,645,530

Capital Goods 4.2%
Allison Transmission Holdings, Inc.	394,537	14,739,902
Carlisle Cos., Inc.	33,343	3,970,484
Dover Corp.	115,851	11,924,543
Honeywell International, Inc.	48,258	7,208,298
Lockheed Martin Corp.	50,213	19,029,221
Masco Corp.	99,482	5,686,391
Parker-Hannifin Corp.	39,757	7,113,323
Raytheon Technologies Corp.	101,055	5,727,797
Rockwell Automation, Inc.	53,201	11,605,266
		87,005,225

Commercial & Professional Services 3.0%
Cintas Corp.	60,734	18,333,773
Republic Services, Inc.	146,177	12,753,943
Robert Half International, Inc.	230,872	11,744,459
TransUnion	94,901	8,500,282
Verisk Analytics, Inc.	57,047	10,765,339
		62,097,796

Consumer Durables & Apparel 2.0%
Leggett & Platt, Inc.	79,208	3,175,449
Lululemon Athletica, Inc. *	12,448	4,052,944
Newell Brands, Inc.	548,152	8,989,693
NIKE, Inc., Class B	62,373	6,088,228
PulteGroup, Inc.	414,671	18,079,656
		40,385,970

Consumer Services 1.0%
Domino's Pizza, Inc.	25,076	9,694,632
Hilton Worldwide Holdings, Inc.	131,076	9,837,254
		19,531,886

Diversified Financials 2.6%
Ameriprise Financial, Inc.	64,936	9,976,118
BlackRock, Inc.	10,163	5,843,827
Capital One Financial Corp.	164,317	10,483,424
Security	Number of Shares	Value ($)
S&P Global, Inc.	59,345	20,785,586
The Bank of New York Mellon Corp.	153,032	5,486,197
		52,575,152

Energy 2.1%
Chevron Corp.	143,599	12,053,700
ConocoPhillips	321,524	12,021,783
Schlumberger Ltd.	481,566	8,735,607
Valero Energy Corp.	172,269	9,686,686
		42,497,776

Food & Staples Retailing 1.1%
Koninklijke Ahold Delhaize N.V. ADR	262,981	7,569,224
The Kroger Co.	425,860	14,815,670
		22,384,894

Food, Beverage & Tobacco 4.1%
Campbell Soup Co.	251,900	12,486,683
General Mills, Inc.	278,319	17,609,243
Lamb Weston Holdings, Inc.	100,090	6,013,407
Monster Beverage Corp. *	202,028	15,855,157
Nestle S.A. ADR	93,492	11,018,032
PepsiCo, Inc.	90,425	12,447,906
The JM Smucker Co.	73,459	8,032,742
		83,463,170

Health Care Equipment & Services 6.4%
Anthem, Inc.	75,285	20,613,033
Cardinal Health, Inc.	211,892	11,573,541
Edwards Lifesciences Corp. *	330,721	25,931,833
Hill-Rom Holdings, Inc.	114,109	11,093,677
Hologic, Inc. *	139,392	9,726,774
McKesson Corp.	53,066	7,968,390
Medtronic plc	113,610	10,961,093
UnitedHealth Group, Inc.	56,460	17,094,959
West Pharmaceutical Services, Inc.	33,616	9,038,334
Zimmer Biomet Holdings, Inc.	56,280	7,589,921
		131,591,555

Household & Personal Products 0.5%
The Procter & Gamble Co.	73,791	9,675,476

Insurance 3.6%
Aflac, Inc.	226,521	8,057,352
Fidelity National Financial, Inc.	292,537	9,466,497
MetLife, Inc.	525,027	19,872,272
The Allstate Corp.	312,280	29,476,109
The Hartford Financial Services Group, Inc.	158,043	6,688,380
		73,560,610

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materials 3.6%
Avery Dennison Corp.	60,201	6,823,181
Axalta Coating Systems Ltd. *	432,865	9,609,603
CF Industries Holdings, Inc.	509,175	15,952,453
Graphic Packaging Holding Co.	411,224	5,732,463
The Sherwin-Williams Co.	54,221	35,130,870
		73,248,570

Media & Entertainment 9.3%
Alphabet, Inc., Class A *	53,014	78,882,181
Charter Communications, Inc., Class A *	17,823	10,337,340
Electronic Arts, Inc. *	73,753	10,444,900
Facebook, Inc., Class A *	284,437	72,153,134
Nintendo Co. Ltd ADR	325,652	17,914,116
		189,731,671

Pharmaceuticals, Biotechnology & Life Sciences 7.0%
Alexion Pharmaceuticals, Inc. *	242,015	24,804,117
Biogen, Inc. *	14,876	4,086,288
Bristol-Myers Squibb Co.	72,963	4,280,010
Gilead Sciences, Inc.	174,973	12,165,873
Johnson & Johnson	119,405	17,404,473
Medpace Holdings, Inc. *	93,583	11,169,131
Merck & Co., Inc.	112,167	9,000,280
Novartis AG ADR	355,878	29,231,819
Regeneron Pharmaceuticals, Inc. *	11,337	7,165,778
Roche Holding AG ADR	266,622	11,491,408
Thermo Fisher Scientific, Inc.	15,278	6,324,328
Vertex Pharmaceuticals, Inc. *	26,285	7,149,520
		144,273,025

Real Estate 2.5%
American Tower Corp.	29,253	7,646,442
Equinix, Inc.	12,064	9,476,031
Mid-America Apartment Communities, Inc.	102,788	12,251,302
Prologis, Inc.	128,506	13,547,102
SBA Communications Corp.	26,814	8,353,633
		51,274,510

Retailing 9.5%
Amazon.com, Inc. *	42,275	133,786,847
Best Buy Co., Inc.	132,502	13,195,874
eBay, Inc.	116,391	6,434,094
Lowe's Cos., Inc.	108,014	16,084,365
Target Corp.	51,115	6,434,356
The Home Depot, Inc.	68,773	18,258,544
		194,194,080

Semiconductors & Semiconductor Equipment 4.7%
Cirrus Logic, Inc. *	100,512	6,888,087
Intel Corp.	500,254	23,877,124
KLA Corp.	58,961	11,782,177
Security	Number of Shares	Value ($)
NVIDIA Corp.	56,461	23,972,776
QUALCOMM, Inc.	171,044	18,063,957
Xilinx, Inc.	99,104	10,638,814
		95,222,935

Software & Services 15.5%
Accenture plc, Class A	40,775	9,165,405
Adobe, Inc. *	80,647	35,833,075
Booz Allen Hamilton Holding Corp.	125,983	10,300,370
Cadence Design Systems, Inc. *	51,573	5,634,350
Citrix Systems, Inc.	99,544	14,210,902
Fortinet, Inc. *	49,574	6,856,084
Mastercard, Inc., Class A	150,486	46,429,446
Microsoft Corp.	727,834	149,213,248
ServiceNow, Inc. *	11,767	5,168,066
VeriSign, Inc. *	81,543	17,261,022
Visa, Inc., Class A	89,616	17,062,887
		317,134,855

Technology Hardware & Equipment 9.0%
Apple, Inc.	398,820	169,514,453
Ciena Corp. *	261,272	15,548,297
		185,062,750

Telecommunication Services 1.5%
AT&T, Inc.	474,753	14,043,194
Verizon Communications, Inc.	296,807	17,060,466
		31,103,660

Utilities 2.3%
Exelon Corp.	354,048	13,669,793
IDACORP, Inc.	72,737	6,782,725
NRG Energy, Inc.	438,172	14,814,596
Portland General Electric Co.	278,086	12,271,935
		47,539,049
Total Common Stock
(Cost $1,465,192,229)		2,040,122,918

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09% (a)	8,035,806	8,035,806
Total Other Investment Company
(Cost $8,035,806)		8,035,806
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,040,122,918	$—	$—	$2,040,122,918
Other Investment Company[1]	8,035,806	—	—	8,035,806
Total	$2,048,158,724	$—	$—	$2,048,158,724
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Dividend Equity Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets

Automobiles & Components 0.3%
Gentex Corp.	45,714	1,233,821
Magna International, Inc.	14,900	688,685
		1,922,506

Banks 8.3%
Australia & New Zealand Banking Group Ltd.	195,233	2,479,594
Bank of America Corp.	256,750	6,387,940
Citigroup, Inc.	209,410	10,472,594
Citizens Financial Group, Inc.	100,497	2,493,331
CVB Financial Corp.	60,446	1,092,259
Fifth Third Bancorp	83,639	1,661,071
JPMorgan Chase & Co.	199,720	19,300,941
MGIC Investment Corp.	71,329	589,891
Regions Financial Corp.	195,885	2,127,311
The PNC Financial Services Group, Inc.	11,530	1,229,905
Wells Fargo & Co.	140,567	3,410,155
		51,244,992

Capital Goods 8.7%
ACS Actividades de Construccion y Servicios S.A.	32,164	746,093
Allison Transmission Holdings, Inc.	208,140	7,776,110
Builders FirstSource, Inc. *	83,988	1,989,676
Carlisle Cos., Inc.	11,377	1,354,773
CITIC Ltd.	4,163,000	3,907,354
Crane Co.	27,973	1,582,432
Cummins, Inc.	11,097	2,144,606
Dover Corp.	80,358	8,271,249
Honeywell International, Inc.	18,483	2,760,806
Illinois Tool Works, Inc.	5,715	1,057,218
Lockheed Martin Corp.	12,578	4,766,685
Masco Corp.	193,452	11,057,716
Masonite International Corp. *	7,065	595,933
MSC Industrial Direct Co., Inc., Class A	19,097	1,260,593
Raytheon Technologies Corp.	53,282	3,020,024
Rexnord Corp.	34,700	1,005,259
		53,296,527

Commercial & Professional Services 2.4%
ASGN, Inc. *	21,200	1,451,352
CoreLogic, Inc.	35,500	2,419,680
ManpowerGroup, Inc.	70,606	4,856,987
McGrath RentCorp	18,330	1,063,507
Republic Services, Inc.	15,400	1,343,650
Robert Half International, Inc.	75,759	3,853,860
		14,989,036

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.7%
Hanesbrands, Inc.	106,866	1,510,016
Leggett & Platt, Inc.	25,385	1,017,685
Lennar Corp., Class A	11,838	856,479
Newell Brands, Inc.	184,755	3,029,982
PulteGroup, Inc.	18,073	787,983
TRI Pointe Group, Inc. *	128,526	2,148,955
Wolverine World Wide, Inc.	55,984	1,345,855
		10,696,955

Consumer Services 1.0%
Bloomin' Brands, Inc.	55,758	642,332
Domino's Pizza, Inc.	1,584	612,390
Extended Stay America, Inc.	88,164	1,005,951
Hilton Worldwide Holdings, Inc.	26,336	1,976,517
Sands China Ltd.	307,200	1,171,296
Wyndham Destinations, Inc.	24,486	651,328
		6,059,814

Diversified Financials 6.7%
Ameriprise Financial, Inc.	34,362	5,279,034
Berkshire Hathaway, Inc., Class B *	43,527	8,521,716
BlackRock, Inc.	5,003	2,876,775
Capital One Financial Corp.	107,077	6,831,512
Discover Financial Services	1,714	84,723
Evercore, Inc., Class A	42,004	2,322,821
Morgan Stanley	142,603	6,970,435
Navient Corp.	269,785	2,147,489
OneMain Holdings, Inc.	43,418	1,246,097
ORIX Corp.	87,300	944,159
State Street Corp.	20,947	1,336,209
Synchrony Financial	32,003	708,226
T. Rowe Price Group, Inc.	15,396	2,126,188
		41,395,384

Energy 5.0%
Chevron Corp.	166,336	13,962,244
ConocoPhillips	23,026	860,942
CVR Energy, Inc.	20	384
Exxon Mobil Corp.	254,754	10,720,048
HollyFrontier Corp.	28,159	774,373
Kinder Morgan, Inc.	71,943	1,014,396
Marathon Petroleum Corp.	36,178	1,382,000
Valero Energy Corp.	32,396	1,821,627
		30,536,014

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food & Staples Retailing 1.9%
Koninklijke Ahold Delhaize N.V.	95,014	2,736,483
Sprouts Farmers Market, Inc. *	15,163	400,000
The Kroger Co.	84,569	2,942,156
Walmart, Inc.	41,203	5,331,668
		11,410,307

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	166,301	6,843,286
Campbell Soup Co.	28,306	1,403,128
Flowers Foods, Inc.	241,911	5,503,475
General Mills, Inc.	77,812	4,923,165
Ingredion, Inc.	10,793	933,595
PepsiCo, Inc.	40,281	5,545,083
Philip Morris International, Inc.	42,441	3,259,893
The Hershey Co.	24,211	3,520,522
The JM Smucker Co.	34,808	3,806,255
		35,738,402

Health Care Equipment & Services 6.0%
Abbott Laboratories	21,997	2,213,778
Anthem, Inc.	8,924	2,443,391
Cardinal Health, Inc.	90,406	4,937,976
CONMED Corp.	13,794	1,138,557
CVS Health Corp.	20,053	1,262,136
DENTSPLY SIRONA, Inc.	30,592	1,364,403
Hill-Rom Holdings, Inc.	26,829	2,608,315
McKesson Corp.	10,515	1,578,933
Medtronic plc	131,654	12,701,978
STERIS plc	11,453	1,828,243
Stryker Corp.	7,000	1,353,100
UnitedHealth Group, Inc.	8,117	2,457,665
Zimmer Biomet Holdings, Inc.	5,919	798,236
		36,686,711

Household & Personal Products 2.8%
Kimberly-Clark Corp.	37,641	5,722,938
The Procter & Gamble Co.	85,905	11,263,863
		16,986,801

Insurance 3.7%
American Financial Group, Inc.	20,000	1,215,400
Fidelity National Financial, Inc.	61,095	1,977,034
First American Financial Corp.	42,059	2,145,430
MetLife, Inc.	186,384	7,054,634
The Allstate Corp.	93,116	8,789,219
The Hartford Financial Services Group, Inc.	29,565	1,251,191
		22,432,908

Materials 5.3%
Axalta Coating Systems Ltd. *	107,444	2,385,257
BHP Group plc	140,818	3,044,966
CF Industries Holdings, Inc.	57,275	1,794,426
Commercial Metals Co.	39,330	813,344
Fortescue Metals Group Ltd.	202,374	2,518,991
LyondellBasell Industries N.V., Class A	29,406	1,838,463
Minerals Technologies, Inc.	50,817	2,382,301
NewMarket Corp.	5,889	2,207,256
PPG Industries, Inc.	35,418	3,812,748
Reliance Steel & Aluminum Co.	49,126	4,827,121
Security	Number of Shares	Value ($)
Sensient Technologies Corp.	35,798	1,869,013
The Sherwin-Williams Co.	8,236	5,336,269
		32,830,155

Media & Entertainment 3.7%
Activision Blizzard, Inc.	34,150	2,821,814
Alphabet, Inc., Class A *	2,398	3,568,104
Altice USA, Inc., Class A *	70,600	1,905,494
Comcast Corp., Class A	108,662	4,650,734
Electronic Arts, Inc. *	15,356	2,174,717
Facebook, Inc., Class A *	12,421	3,150,835
Nintendo Co., Ltd.	5,200	2,287,013
Take-Two Interactive Software, Inc. *	1,607	263,580
The Interpublic Group of Cos., Inc.	91,918	1,659,120
		22,481,411

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
Alexion Pharmaceuticals, Inc. *	3,070	314,644
Amgen, Inc.	1,862	455,576
AstraZeneca plc	11,242	1,242,012
Avantor, Inc. *	36,418	804,109
Biogen, Inc. *	5,106	1,402,567
Bristol-Myers Squibb Co.	54,819	3,215,682
Gilead Sciences, Inc.	76,028	5,286,227
Johnson & Johnson	111,409	16,238,976
Medpace Holdings, Inc. *	17,566	2,096,502
Merck & Co., Inc.	15,955	1,280,229
Novartis AG	11,522	949,035
Novo Nordisk A/S, Class B	14,681	963,258
Pfizer, Inc.	157,316	6,053,520
Regeneron Pharmaceuticals, Inc. *	4,056	2,563,676
Roche Holding AG	27,865	9,651,224
		52,517,237

Real Estate 4.7%
American Tower Corp.	7,484	1,956,243
Boston Properties, Inc.	13,551	1,207,259
Corporate Office Properties Trust	77,002	2,039,013
Cousins Properties, Inc.	43,412	1,333,617
First Industrial Realty Trust, Inc.	38,750	1,701,900
Gaming & Leisure Properties, Inc.	41,202	1,491,924
Global Net Lease, Inc.	58,100	967,365
Longfor Group Holdings Ltd.	78,500	387,950
Mid-America Apartment Communities, Inc.	26,864	3,201,920
Omega Healthcare Investors, Inc.	36,919	1,195,437
Prologis, Inc.	83,050	8,755,131
PS Business Parks, Inc.	13,794	1,902,882
Sabra Health Care REIT, Inc.	65,033	958,586
Spirit Realty Capital, Inc.	55,921	1,927,038
		29,026,265

Retailing 1.9%
Best Buy Co., Inc.	34,440	3,429,879
Lowe's Cos., Inc.	15,591	2,321,656
Target Corp.	15,026	1,891,473
The Home Depot, Inc.	16,051	4,261,380
		11,904,388

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.4%
Broadcom, Inc.	2,860	905,905
Intel Corp.	262,105	12,510,272
QUALCOMM, Inc.	53,811	5,682,980
Texas Instruments, Inc.	13,032	1,662,231
		20,761,388

Software & Services 3.6%
Amdocs Ltd.	32,321	2,007,134
Citrix Systems, Inc.	8,516	1,215,744
Cognizant Technology Solutions Corp., Class A	23,111	1,578,943
Fortinet, Inc. *	13,489	1,865,529
International Business Machines Corp.	27,300	3,356,262
Microsoft Corp.	25,988	5,327,800
Oracle Corp.	84,199	4,668,835
Paychex, Inc.	8,600	618,512
Perspecta, Inc.	18,200	389,480
VeriSign, Inc. *	5,866	1,241,715
		22,269,954

Technology Hardware & Equipment 2.7%
Apple, Inc.	16,568	7,042,063
Cisco Systems, Inc.	63,260	2,979,546
HP, Inc.	54,511	958,303
Jabil, Inc.	118,396	4,127,285
Samsung Electronics Co., Ltd.	24,585	1,201,563
		16,308,760

Telecommunication Services 4.0%
AT&T, Inc.	350,657	10,372,434
CenturyLink, Inc.	199,291	1,923,158
Verizon Communications, Inc.	216,988	12,472,470
		24,768,062

Transportation 1.1%
Norfolk Southern Corp.	14,110	2,712,083
Schneider National, Inc., Class B	68,500	1,721,405
Southwest Airlines Co.	24,764	764,960
Union Pacific Corp.	10,400	1,802,840
		7,001,288

Security	Number of Shares	Value ($)
Utilities 5.7%
American Water Works Co., Inc.	9,470	1,394,647
Exelon Corp.	260,358	10,052,422
IDACORP, Inc.	30,380	2,832,935
NRG Energy, Inc.	227,294	7,684,810
OGE Energy Corp.	104,825	3,448,742
Portland General Electric Co.	96,059	4,239,084
UGI Corp.	115,893	3,863,873
Vistra Corp.	96,230	1,795,652
		35,312,165
Total Common Stock
(Cost $559,262,983)		608,577,430
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Sumitomo Mitsui Trust Bank, Limited
0.01%, 08/03/20 (a)	2,958,906	2,958,906
Total Short-Term Investment
(Cost $2,958,906)		2,958,906
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

REIT –	Real Estate Investment Trust

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$292,006,578	$—	$—	$292,006,578
Banks	48,765,398	2,479,594	—	51,244,992
Capital Goods	48,643,080	4,653,447	—	53,296,527
Consumer Services	4,888,518	1,171,296	—	6,059,814
Diversified Financials	40,451,225	944,159	—	41,395,384
Food & Staples Retailing	8,673,824	2,736,483	—	11,410,307
Materials	27,266,198	5,563,957	—	32,830,155
Media & Entertainment	20,194,398	2,287,013	—	22,481,411
Pharmaceuticals, Biotechnology & Life Sciences	39,711,708	12,805,529	—	52,517,237
Real Estate	28,638,315	387,950	—	29,026,265
Technology Hardware & Equipment	15,107,197	1,201,563	—	16,308,760
Short-Term Investment[1]	—	2,958,906	—	2,958,906
Total	$574,346,439	$37,189,897	$—	$611,536,336
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Large-Cap Growth Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.2% of net assets

Automobiles & Components 0.8%
Tesla, Inc. *	1,214	1,736,943

Banks 0.3%
New York Community Bancorp, Inc.	63,665	670,393

Capital Goods 2.9%
Allison Transmission Holdings, Inc.	22,901	855,581
Dover Corp.	1,225	126,089
Honeywell International, Inc.	2,788	416,444
Lockheed Martin Corp.	8,123	3,078,373
Masco Corp.	16,658	952,171
Parker-Hannifin Corp.	4,070	728,205
		6,156,863

Commercial & Professional Services 1.0%
Cintas Corp.	3,777	1,140,163
CoreLogic, Inc.	12,280	837,005
Robert Half International, Inc.	3,144	159,935
		2,137,103

Consumer Durables & Apparel 2.2%
NIKE, Inc., Class B	13,094	1,278,105
PulteGroup, Inc.	49,982	2,179,215
Sony Corp. ADR	14,759	1,150,612
		4,607,932

Consumer Services 1.1%
Domino's Pizza, Inc.	3,532	1,365,507
Hilton Worldwide Holdings, Inc.	13,128	985,256
		2,350,763

Diversified Financials 1.3%
BlackRock, Inc.	855	491,634
MSCI, Inc.	2,902	1,091,094
T. Rowe Price Group, Inc.	8,245	1,138,634
		2,721,362

Energy 0.2%
Chevron Corp.	2,117	177,701
ConocoPhillips	4,942	184,781
		362,482

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.8%
The Kroger Co.	19,722	686,128
Walmart, Inc.	7,871	1,018,508
		1,704,636

Food, Beverage & Tobacco 2.8%
Flowers Foods, Inc.	26,283	597,938
General Mills, Inc.	8,944	565,887
Monster Beverage Corp. *	17,477	1,371,595
Nestle S.A. ADR	5,748	677,402
PepsiCo, Inc.	18,717	2,576,582
		5,789,404

Health Care Equipment & Services 5.5%
Anthem, Inc.	2,171	594,420
Cardinal Health, Inc.	19,519	1,066,128
Edwards Lifesciences Corp. *	20,600	1,615,246
Hill-Rom Holdings, Inc.	9,968	969,089
Hologic, Inc. *	14,171	988,853
McKesson Corp.	6,958	1,044,813
UnitedHealth Group, Inc.	10,263	3,107,431
Veeva Systems, Inc., Class A *	3,997	1,057,486
West Pharmaceutical Services, Inc.	4,240	1,140,009
		11,583,475

Materials 1.0%
Axalta Coating Systems Ltd. *	20,316	451,015
The Sherwin-Williams Co.	2,465	1,597,123
		2,048,138

Media & Entertainment 12.6%
Activision Blizzard, Inc.	5,021	414,885
Alphabet, Inc., Class A *	7,293	10,851,619
Altice USA, Inc., Class A *	23,756	641,174
Electronic Arts, Inc. *	2,127	301,226
Facebook, Inc., Class A *	36,976	9,379,702
Netflix, Inc. *	3,474	1,698,369
Nintendo Co. Ltd ADR	22,779	1,253,073
Take-Two Interactive Software, Inc. *	4,309	706,762
Tencent Holdings Ltd. ADR	17,936	1,228,437
		26,475,247

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
Alexion Pharmaceuticals, Inc. *	20,410	2,091,821
Amgen, Inc.	5,988	1,465,084
Avantor, Inc. *	37,471	827,360
Biogen, Inc. *	1,167	320,563
Jazz Pharmaceuticals plc *	5,493	594,617
Johnson & Johnson	2,957	431,012
Medpace Holdings, Inc. *	12,801	1,527,799
Novartis AG ADR	15,598	1,281,220
Novo Nordisk A/S ADR	19,292	1,260,346

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regeneron Pharmaceuticals, Inc. *	1,809	1,143,415
Roche Holding AG ADR	53,720	2,315,332
Vertex Pharmaceuticals, Inc. *	8,697	2,365,584
		15,624,153

Real Estate 2.1%
American Tower Corp.	10,290	2,689,703
Prologis, Inc.	13,083	1,379,210
Sabra Health Care REIT, Inc.	21,610	318,531
		4,387,444

Retailing 11.7%
Amazon.com, Inc. *	6,071	19,212,772
Best Buy Co., Inc.	11,741	1,169,286
eBay, Inc.	8,816	487,349
Lowe's Cos., Inc.	5,256	782,671
The Home Depot, Inc.	10,942	2,904,992
		24,557,070

Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc. *	25,716	1,991,190
Broadcom, Inc.	2,367	749,747
KLA Corp.	6,939	1,386,620
NVIDIA Corp.	10,688	4,538,018
QUALCOMM, Inc.	15,233	1,608,757
Teradyne, Inc.	2,589	230,318
		10,504,650

Software & Services 26.8%
Accenture plc, Class A	5,450	1,225,051
Adobe, Inc. *	9,712	4,315,236
Autodesk, Inc. *	3,050	721,112
Booz Allen Hamilton Holding Corp.	4,696	383,945
Cadence Design Systems, Inc. *	26,687	2,915,555
DocuSign, Inc. *	5,115	1,109,085
Fortinet, Inc. *	22,503	3,112,165
GoDaddy, Inc., Class A *	19,381	1,362,097
Intuit, Inc.	5,584	1,710,770
Manhattan Associates, Inc. *	6,539	626,371
Mastercard, Inc., Class A	17,870	5,513,431
Microsoft Corp.	99,364	20,370,614
Oracle Corp.	11,564	641,224
PayPal Holdings, Inc. *	9,350	1,833,254
Science Applications International Corp.	15,619	1,249,208
ServiceNow, Inc. *	3,535	1,552,572
SS&C Technologies Holdings, Inc.	22,041	1,267,357
Security	Number of Shares	Value ($)
Synopsys, Inc. *	8,010	1,595,752
VeriSign, Inc. *	6,127	1,296,963
Visa, Inc., Class A	17,850	3,398,640
		56,200,402

Technology Hardware & Equipment 11.7%
Apple, Inc.	55,457	23,571,443
Cisco Systems, Inc.	20,699	974,923
		24,546,366

Telecommunication Services 0.3%
Verizon Communications, Inc.	10,954	629,636

Transportation 0.6%
Union Pacific Corp.	7,252	1,257,134
Total Common Stock
(Cost $111,849,102)		206,051,596
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.7% of net assets

Time Deposits 1.7%
JPMorgan Chase Bank
0.01%, 08/03/20 (a)	2,070,818	2,070,818
Skandinaviska Enskilda Banken
0.01%, 08/03/20 (a)	1,513,487	1,513,487
Total Short-Term Investments
(Cost $3,584,305)		3,584,305

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/18/20	18	2,937,150	75,864
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
REIT –	Real Estate Investment Trust

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$206,051,596	$—	$—	$206,051,596
Short-Term Investments[1]	—	3,584,305	—	3,584,305
Futures Contracts[2]	75,864	—	—	75,864
Total	$206,127,460	$3,584,305	$—	$209,711,765
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Small-Cap Equity Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 100.2% of net assets

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	119,894	846,452
The Goodyear Tire & Rubber Co.	236,063	2,126,927
Winnebago Industries, Inc.	26,358	1,592,287
		4,565,666

Banks 9.2%
Amalgamated Bank, Class A	82,279	950,322
BancorpSouth Bank	47,996	1,004,556
Bank of Marin Bancorp	21,165	664,793
City Holding Co.	7,299	455,895
Customers Bancorp, Inc. *	116,470	1,380,169
CVB Financial Corp.	54,742	989,188
Essent Group Ltd.	54,402	1,949,224
Financial Institutions, Inc.	96,231	1,421,332
First BanCorp	393,363	2,139,895
First Financial Corp.	7,634	255,205
Flagstar Bancorp, Inc.	159,461	5,003,886
Glacier Bancorp, Inc.	67,517	2,384,025
Hilltop Holdings, Inc.	260,974	5,081,164
Howard Bancorp, Inc. *	15,154	144,115
Independent Bank Corp., Michigan	87,092	1,216,240
International Bancshares Corp.	121,296	3,689,824
Investors Bancorp, Inc.	34,494	280,091
Meta Financial Group, Inc.	25,986	484,899
Metropolitan Bank Holding Corp. *	7,301	215,964
MGIC Investment Corp.	270,473	2,236,812
NMI Holdings, Inc., Class A *	49,161	762,979
Premier Financial Corp.	43,502	769,115
Radian Group, Inc.	185,840	2,772,733
Republic Bancorp, Inc., Class A	40,737	1,231,072
UMB Financial Corp.	50,687	2,524,213
Westamerica Bancorp	51,318	3,097,554
WSFS Financial Corp.	24,551	700,440
		43,805,705

Capital Goods 11.5%
AAR Corp.	28,654	493,422
Aegion Corp. *	14,237	219,535
Albany International Corp., Class A	26,481	1,273,207
Atkore International Group, Inc. *	146,717	3,912,942
AZZ, Inc.	125,257	3,955,616
Barnes Group, Inc.	18,438	679,809
BMC Stock Holdings, Inc. *	43,734	1,119,590
Builders FirstSource, Inc. *	84,018	1,990,386
Ducommun, Inc. *	79,976	2,875,137
EMCOR Group, Inc.	45,807	3,137,780
Federal Signal Corp.	99,618	3,079,192
Foundation Building Materials, Inc. *	48,016	659,260
Generac Holdings, Inc. *	12,517	1,972,429
Gibraltar Industries, Inc. *	18,684	966,336
Security	Number of Shares	Value ($)
GMS, Inc. *	93,941	2,201,038
H&E Equipment Services, Inc.	15,759	277,201
IES Holdings, Inc. *	12,312	293,395
L.B. Foster Co., Class A *	8,880	124,853
Masonite International Corp. *	20,942	1,766,458
MasTec, Inc. *	63,633	2,531,321
Moog, Inc., Class A	41,656	2,237,760
Mueller Industries, Inc.	113,191	3,164,820
Northwest Pipe Co. *	54,701	1,359,320
Quanex Building Products Corp.	134,343	1,887,519
Rexnord Corp.	125,893	3,647,120
SPX Corp. *	81,342	3,416,364
The Shyft Group Inc	66,234	1,250,498
UFP Industries, Inc.	51,471	2,996,642
Vectrus, Inc. *	27,765	1,221,382
		54,710,332

Commercial & Professional Services 2.8%
ASGN, Inc. *	32,677	2,237,067
Herman Miller, Inc.	10,734	251,498
Huron Consulting Group, Inc. *	34,688	1,655,311
Interface, Inc.	63,168	504,081
Kforce, Inc.	17,087	492,789
Kimball International, Inc., Class B	17,597	192,511
Mastech Digital, Inc. *	34,892	750,178
Matthews International Corp., Class A	28,278	610,805
McGrath RentCorp	71,539	4,150,693
Steelcase, Inc., Class A	76,091	816,456
TriNet Group, Inc. *	18,025	1,189,650
UniFirst Corp.	2,995	558,508
		13,409,547

Consumer Durables & Apparel 5.5%
Deckers Outdoor Corp. *	10,558	2,209,261
Helen of Troy Ltd. *	29,467	5,547,163
Installed Building Products, Inc. *	51,069	4,040,069
KB Home	15,624	525,591
Lakeland Industries, Inc. *	85,879	2,031,897
Meritage Homes Corp. *	9,642	956,294
Rocky Brands, Inc.	20,166	458,777
Sonos, Inc. *	28,922	462,752
Tempur Sealy International, Inc. *	25,799	2,088,429
TopBuild Corp. *	27,584	3,638,881
Universal Electronics, Inc. *	36,910	1,700,444
Vista Outdoor, Inc. *	64,403	1,104,511
YETI Holdings, Inc. *	27,214	1,330,492
		26,094,561

Consumer Services 2.4%
Bloomin' Brands, Inc.	22,154	255,214
Brinker International, Inc.	21,270	571,950
Collectors Universe, Inc.	16,863	641,806
Del Taco Restaurants, Inc. *	98,170	751,001
Everi Holdings, Inc. *	68,999	391,914

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
International Game Technology plc	99,213	978,240
Marriott Vacations Worldwide Corp.	16,479	1,395,112
Perdoceo Education Corp. *	109,232	1,572,941
PlayAGS, Inc. *	174,338	589,262
Red Rock Resorts, Inc., Class A	17,535	192,184
Scientific Games Corp., Class A *	81,005	1,423,258
WW International, Inc. *	76,687	1,976,991
Wyndham Destinations, Inc.	31,687	842,874
		11,582,747

Diversified Financials 4.1%
Artisan Partners Asset Management, Inc., Class A	9,746	353,098
BGC Partners, Inc., Class A	148,556	411,500
Cohen & Steers, Inc.	13,539	814,777
Enova International, Inc. *	143,291	2,305,552
Federated Hermes, Inc.	71,247	1,878,071
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	74,219	2,599,892
Houlihan Lokey, Inc.	7,649	419,165
OneMain Holdings, Inc.	83,524	2,397,139
Oppenheimer Holdings, Inc., Class A	86,118	1,824,840
Regional Management Corp. *	37,864	575,154
Stifel Financial Corp.	83,687	4,057,146
Virtu Financial, Inc., Class A	18,603	461,354
Virtus Investment Partners, Inc.	9,755	1,325,900
		19,423,588

Energy 1.8%
Ardmore Shipping Corp.	131,482	540,391
Aspen Aerogels, Inc. *	22,931	145,612
Berry Corp.	30,309	142,604
Cimarex Energy Co.	67,777	1,657,825
DHT Holdings, Inc.	146,833	834,011
Dorian LPG Ltd. *	241,247	2,060,249
Renewable Energy Group, Inc. *	18,857	520,076
Teekay Corp. *(a)	207,460	493,755
Teekay Tankers Ltd., Class A *(a)	53,881	806,599
World Fuel Services Corp.	49,643	1,168,100
		8,369,222

Food & Staples Retailing 1.0%
SpartanNash, Co.	64,358	1,353,127
Sprouts Farmers Market, Inc. *	104,507	2,756,895
United Natural Foods, Inc. *	39,974	793,484
		4,903,506

Food, Beverage & Tobacco 2.0%
Coca-Cola Consolidated, Inc.	14,701	3,374,761
Darling Ingredients, Inc. *	38,271	1,068,909
John B. Sanfilippo & Son, Inc.	23,780	2,096,683
Seneca Foods Corp., Class A *	8,855	346,939
Vector Group Ltd.	267,935	2,363,187
		9,250,479

Health Care Equipment & Services 6.4%
Accuray, Inc. *	141,641	315,859
CONMED Corp.	49,320	4,070,873
GenMark Diagnostics, Inc. *	57,725	1,030,969
Globus Medical, Inc., Class A *	20,518	988,557
Haemonetics Corp. *	26,075	2,285,735
Inovalon Holdings, Inc., Class A *	88,434	2,080,852
Integer Holdings Corp. *	64,911	4,269,196
Lantheus Holdings, Inc. *	85,869	1,157,514
Security	Number of Shares	Value ($)
National Research Corp.	4,804	274,741
Natus Medical, Inc. *	83,485	1,551,151
Nevro Corp. *	6,997	930,321
Novocure Ltd. *	28,833	2,185,253
Omnicell, Inc. *	9,898	695,730
Owens & Minor, Inc.	68,784	1,106,047
Quidel Corp. *	7,274	2,054,687
R1 RCM, Inc. *	145,516	1,989,204
Repro-Med Systems, Inc. *	76,876	801,817
Tandem Diabetes Care, Inc. *	2,361	246,630
Teladoc Health, Inc. *	1,575	374,267
Tenet Healthcare Corp. *	15,870	419,603
Utah Medical Products, Inc.	7,950	647,925
Vapotherm, Inc. *	5,885	307,432
Zynex, Inc. *(a)	35,005	669,296
		30,453,659

Household & Personal Products 0.6%
Lifevantage Corp. *	17,500	224,700
Medifast, Inc.	8,526	1,424,950
USANA Health Sciences, Inc. *	11,319	918,877
		2,568,527

Insurance 1.4%
American Equity Investment Life Holding Co.	71,664	1,823,849
American National Group, Inc.	9,930	731,344
Assured Guaranty Ltd.	20,325	443,695
Employers Holdings, Inc.	18,086	588,157
Global Indemnity Ltd.	10,552	241,113
National Western Life Group, Inc., Class A	6,826	1,329,637
Selective Insurance Group, Inc.	11,460	622,736
Stewart Information Services Corp.	20,496	859,807
		6,640,338

Materials 4.8%
Boise Cascade Co.	121,017	5,638,182
Chase Corp.	2,487	250,093
Clearwater Paper Corp. *	68,411	2,525,734
Commercial Metals Co.	50,455	1,043,409
Compass Minerals International, Inc.	50,204	2,557,392
Element Solutions, Inc. *	21,038	228,473
Innospec, Inc.	20,481	1,539,557
Koppers Holdings, Inc. *	32,831	826,356
Materion Corp.	33,490	1,922,996
Minerals Technologies, Inc.	40,632	1,904,828
Ryerson Holding Corp. *	32,865	185,030
Tronox Holdings plc, Class A *	568,779	4,334,096
		22,956,146

Media & Entertainment 1.3%
Glu Mobile, Inc. *	107,347	1,013,356
Gray Television, Inc. *	33,847	485,366
IMAX Corp. *	78,156	882,381
Lions Gate Entertainment Corp., Class A *	237,816	1,821,671
QuinStreet, Inc. *	64,742	755,863
TechTarget, Inc. *	8,726	316,666
Yelp, Inc. *	38,136	952,637
		6,227,940

Pharmaceuticals, Biotechnology & Life Sciences 13.8%
ACADIA Pharmaceuticals, Inc. *	86,941	3,614,137
Acceleron Pharma, Inc. *	13,351	1,324,019
Affimed N.V. *	127,787	451,088
Agenus, Inc. *	61,421	186,720

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Akcea Therapeutics, Inc. *	65,290	707,744
Akebia Therapeutics, Inc. *	129,690	1,448,637
Amicus Therapeutics, Inc. *	211,031	3,049,398
Anika Therapeutics, Inc. *	20,406	742,778
Ardelyx, Inc. *	59,788	337,802
Arrowhead Pharmaceuticals, Inc. *	10,251	441,511
Assembly Biosciences, Inc. *	9,593	212,965
BioDelivery Sciences International, Inc. *	470,773	1,972,539
BioSpecifics Technologies Corp. *	14,334	898,168
Catalyst Pharmaceuticals, Inc. *	270,011	1,161,047
Coherus Biosciences, Inc. *	129,413	2,276,375
Corcept Therapeutics, Inc. *	160,385	2,397,756
Cue Biopharma, Inc. *	18,965	358,628
CytomX Therapeutics, Inc. *	23,600	165,436
Dicerna Pharmaceuticals, Inc. *	71,986	1,547,699
Eidos Therapeutics, Inc. *	22,048	884,125
Emergent BioSolutions, Inc. *	61,437	6,834,252
FibroGen, Inc. *	56,447	2,284,410
Halozyme Therapeutics, Inc. *	69,101	1,878,856
Harpoon Therapeutics, Inc. *	15,542	171,117
Horizon Therapeutics plc *	26,224	1,604,647
Intercept Pharmaceuticals, Inc. *	21,364	975,053
Ironwood Pharmaceuticals, Inc. *	41,193	377,740
Jounce Therapeutics, Inc. *	195,200	894,016
La Jolla Pharmaceutical Co. *(a)	140,978	561,092
Medpace Holdings, Inc. *	45,238	5,399,155
Natera, Inc. *	17,886	858,886
Novavax, Inc. *	12,065	1,726,501
Pacira BioSciences, Inc. *	66,390	3,492,778
Pfenex, Inc. *	194,321	1,377,736
Prestige Consumer Healthcare, Inc. *	41,978	1,561,162
PTC Therapeutics, Inc. *	13,221	612,529
Puma Biotechnology, Inc. *	103,975	1,071,982
Radius Health, Inc. *	116,804	1,465,890
Repligen Corp. *	23,487	3,544,423
Retrophin, Inc. *	116,213	2,310,314
Seres Therapeutics, Inc. *	100,245	374,916
Syneos Health, Inc. *	8,143	508,042
Veracyte, Inc. *	18,259	651,299
Xencor, Inc. *	27,474	826,693
		65,542,061

Real Estate 6.6%
American Assets Trust, Inc.	30,055	811,485
Chatham Lodging Trust	81,728	425,803
CoreCivic, Inc.	155,987	1,389,844
CorEnergy Infrastructure Trust, Inc.	37,517	328,649
CorePoint Lodging, Inc.	54,598	305,203
Easterly Government Properties, Inc.	49,191	1,202,720
EastGroup Properties, Inc.	50,545	6,705,300
First Industrial Realty Trust, Inc.	73,771	3,240,022
Getty Realty Corp.	17,350	514,080
Gladstone Land Corp.	23,119	371,754
Global Medical REIT, Inc.	168,231	2,000,267
National Storage Affiliates Trust	22,606	696,717
Newmark Group, Inc., Class A	258,944	1,053,902
Office Properties Income Trust	147,816	3,717,572
Paramount Group, Inc.	140,550	1,002,121
Piedmont Office Realty Trust, Inc., Class A	135,622	2,198,433
QTS Realty Trust, Inc., Class A	12,121	872,106
Realogy Holdings Corp.	96,016	869,905
Retail Value, Inc.	36,825	466,204
Sabra Health Care REIT, Inc.	125,664	1,852,287
Sunstone Hotel Investors, Inc.	143,987	1,077,023
		31,101,397

Security	Number of Shares	Value ($)
Retailing 5.0%
1-800-Flowers.com, Inc., Class A *	98,632	2,786,354
Aaron's, Inc.	39,510	2,061,632
AutoNation, Inc. *	34,518	1,772,154
Big Lots, Inc.	35,381	1,391,888
Group 1 Automotive, Inc.	21,414	1,799,204
Lithia Motors, Inc., Class A	10,851	2,486,507
Murphy USA, Inc. *	16,479	2,181,984
PetMed Express, Inc. (a)	59,634	1,860,581
Quotient Technology, Inc. *	51,555	412,956
Rent-A-Center, Inc.	66,943	1,935,992
RH *	11,063	3,179,838
Sportsman's Warehouse Holdings, Inc. *	70,727	1,137,997
The ODP Corp.	30,170	665,852
		23,672,939

Semiconductors & Semiconductor Equipment 4.3%
Amkor Technology, Inc. *	107,729	1,464,576
Cirrus Logic, Inc. *	84,982	5,823,816
Enphase Energy, Inc. *	14,410	869,788
FormFactor, Inc. *	79,142	2,282,455
Inphi Corp. *	20,080	2,623,653
Lattice Semiconductor Corp. *	24,124	750,015
MACOM Technology Solutions Holdings, Inc. *	21,603	912,943
NeoPhotonics Corp. *	180,028	1,640,055
Synaptics, Inc. *	48,928	3,915,218
		20,282,519

Software & Services 7.4%
Agilysys, Inc. *	101,969	2,137,270
Alarm.com Holdings, Inc. *	11,215	785,499
Box, Inc., Class A *	248,918	4,468,078
CACI International, Inc., Class A *	10,840	2,252,769
ChannelAdvisor Corp. *	100,788	2,053,052
Cornerstone OnDemand, Inc. *	15,323	544,120
Digital Turbine, Inc. *	106,515	1,478,428
EVERTEC, Inc.	71,178	2,210,077
ManTech International Corp., Class A	8,862	616,618
Mitek Systems, Inc. *	342,728	3,516,389
MobileIron, Inc. *	103,251	643,254
Model N, Inc. *	6,412	246,605
NIC, Inc.	18,432	404,029
Perspecta, Inc.	48,739	1,043,015
Progress Software Corp.	37,036	1,291,075
Qualys, Inc. *	28,366	3,502,634
Synchronoss Technologies, Inc. *	184,225	607,942
Telenav, Inc. *	240,827	1,248,688
Tenable Holdings, Inc. *	37,879	1,285,234
The Hackett Group, Inc.	32,797	452,271
Xperi Holding Corp.	235,400	4,340,776
		35,127,823

Technology Hardware & Equipment 3.6%
Badger Meter, Inc.	13,773	862,190
Calix, Inc. *	57,821	1,185,909
Ciena Corp. *	91,869	5,467,124
Intellicheck, Inc. *	75,576	553,216
Itron, Inc. *	23,226	1,615,600
Lumentum Holdings, Inc. *	9,284	861,834
Methode Electronics, Inc.	24,302	685,316
OSI Systems, Inc. *	58,506	4,151,586
Viavi Solutions, Inc. *	135,673	1,876,358
		17,259,133

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.5%
Liberty Latin America Ltd., Class A *	63,939	657,293
Shenandoah Telecommunications Co.	9,956	500,488
Spok Holdings, Inc.	47,278	473,725
Telephone & Data Systems, Inc.	48,147	935,015
		2,566,521

Transportation 0.8%
Allegiant Travel Co.	5,360	600,481
Atlas Air Worldwide Holdings, Inc. *	26,106	1,359,600
Costamare, Inc.	67,928	309,072
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR *	26,296	874,605
Radiant Logistics, Inc. *	141,394	600,925
SkyWest, Inc.	8,114	213,479
		3,958,162

Utilities 2.4%
Atlantic Power Corp. *	603,694	1,183,240
Avista Corp.	32,945	1,223,248
Black Hills Corp.	10,321	597,173
Clearway Energy, Inc., Class A	150,231	3,441,792
Consolidated Water Co., Ltd.	69,626	854,311
NorthWestern Corp.	14,920	839,399
Ormat Technologies, Inc.	20,099	1,195,891
Spark Energy, Inc., Class A	288,779	2,180,282
		11,515,336
Total Common Stock
(Cost $446,911,314)		475,987,854
Security	Number of Shares	Value ($)
Other Investment Company 0.7% of net assets

Securities Lending Collateral 0.7%
Wells Fargo Government Money Market Fund, Select Class 0.10% (b)	3,590,409	3,590,409
Total Other Investment Company
(Cost $3,590,409)		3,590,409
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Barclays Capital, Inc.
0.01%, 08/03/20 (c)	1,887,430	1,887,430
Total Short-Term Investment
(Cost $1,887,430)		1,887,430
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,497,935.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$475,987,854	$—	$—	$475,987,854
Other Investment Company[1]	3,590,409	—	—	3,590,409
Short-Term Investment[1]	—	1,887,430	—	1,887,430
Total	$479,578,263	$1,887,430	$—	$481,465,693
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Hedged Equity Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.3%
Dana, Inc.	21,817	249,368

Banks 5.8%
Citigroup, Inc. (a)	30,424	1,521,504
Citizens Financial Group, Inc.	3,702	91,847
Fifth Third Bancorp	6,740	133,856
First BanCorp (a)	160,951	875,573
Flagstar Bancorp, Inc.	3,234	101,483
JPMorgan Chase & Co.	4,778	461,746
Popular, Inc.	18,636	691,582
Radian Group, Inc.	12,393	184,904
Wells Fargo & Co.	20,528	498,009
		4,560,504

Capital Goods 9.1%
Allison Transmission Holdings, Inc. (a)	26,162	977,412
Arcosa, Inc.	1,302	54,971
Atkore International Group, Inc. *	7,485	199,625
Builders FirstSource, Inc. *(a)	1,702	40,320
Carlisle Cos., Inc. (a)	3,720	442,978
Dover Corp. (a)	12,933	1,331,194
Gibraltar Industries, Inc. *	2,814	145,540
Herc Holdings, Inc. *	14,303	479,723
Hubbell, Inc.	1,057	142,663
Lockheed Martin Corp. (a)	4,068	1,541,650
MasTec, Inc. *	7,474	297,316
Mueller Industries, Inc.	3,566	99,705
Northrop Grumman Corp.	2,896	941,229
Raytheon Technologies Corp.	2,549	144,477
Rexnord Corp.	6,940	201,052
UFP Industries, Inc.	3,370	196,201
		7,236,056

Commercial & Professional Services 2.2%
ASGN, Inc. *	4,733	324,021
Clean Harbors, Inc. *	1,265	75,394
CoreLogic, Inc.	3,379	230,313
Huron Consulting Group, Inc. *	4,964	236,882
ManpowerGroup, Inc.	826	56,821
McGrath RentCorp	2,904	168,490
RELX plc ADR	16,037	339,503
TransUnion	3,779	338,485
		1,769,909

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.5%
Deckers Outdoor Corp. *	768	160,704
Lennar Corp., Class A	2,416	174,798
Tempur Sealy International, Inc. *(a)	8,053	651,890
TRI Pointe Group, Inc. *	13,150	219,868
		1,207,260

Consumer Services 2.0%
Boyd Gaming Corp.	5,042	119,344
Domino's Pizza, Inc.	593	229,260
Hilton Worldwide Holdings, Inc.	1,433	107,547
Marriott Vacations Worldwide Corp.	7,835	663,311
Perdoceo Education Corp. *	29,615	426,456
		1,545,918

Diversified Financials 1.7%
Berkshire Hathaway, Inc., Class B *	2,236	437,764
Capital One Financial Corp. (a)	7,294	465,357
LPL Financial Holdings, Inc.	1,128	89,134
OneMain Holdings, Inc.	5,638	161,811
T. Rowe Price Group, Inc.	1,149	158,677
		1,312,743

Energy 1.3%
Cimarex Energy Co.	4,838	118,337
ConocoPhillips	2,381	89,026
EOG Resources, Inc.	1,878	87,984
Helmerich & Payne, Inc.	7,690	137,113
HollyFrontier Corp.	5,244	144,210
National Oilwell Varco, Inc.	8,401	96,695
Phillips 66 (a)	3,850	238,777
Schlumberger Ltd.	8,354	151,542
		1,063,684

Food & Staples Retailing 2.5%
BJ's Wholesale Club Holdings, Inc. *	3,465	138,773
Koninklijke Ahold Delhaize N.V. ADR	20,969	603,538
Sprouts Farmers Market, Inc. *	9,510	250,874
The Kroger Co.	28,399	988,001
		1,981,186

Food, Beverage & Tobacco 2.1%
Campbell Soup Co.	3,666	181,724
Coca-Cola Consolidated, Inc.	2,073	475,878
Conagra Brands, Inc.	671	25,129
Darling Ingredients, Inc. *	4,385	122,473
Flowers Foods, Inc.	18,490	420,647
General Mills, Inc.	1,248	78,961
Ingredion, Inc.	1,279	110,634

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pilgrim's Pride Corp. *	5,364	82,337
Tyson Foods, Inc., Class A	3,358	206,349
		1,704,132

Health Care Equipment & Services 5.2%
Cardinal Health, Inc.	11,941	652,217
Cerner Corp.	9,758	677,693
CVS Health Corp. (a)	1,830	115,180
DaVita, Inc. *	7,209	629,995
DENTSPLY SIRONA, Inc.	9,620	429,052
Edwards Lifesciences Corp. *	4,645	364,215
Haemonetics Corp. *	975	85,469
HCA Healthcare, Inc. (a)	2,441	309,128
Hologic, Inc. *(a)	8,449	589,571
Natus Medical, Inc. *	2,035	37,810
Veeva Systems, Inc., Class A *	1,014	268,274
		4,158,604

Household & Personal Products 0.4%
Kimberly-Clark de Mexico SAB de CV ADR	5,816	46,935
Unilever N.V.	4,048	238,954
		285,889

Insurance 1.8%
The Allstate Corp. (a)	15,379	1,451,624

Materials 3.4%
Axalta Coating Systems Ltd. *(a)	33,484	743,345
Commercial Metals Co.	2,099	43,407
Fortescue Metals Group Ltd. ADR	4,613	113,291
Innospec, Inc.	935	70,284
NewMarket Corp.	1,463	548,347
PPG Industries, Inc.	1,526	164,274
Reliance Steel & Aluminum Co.	6,547	643,308
The Sherwin-Williams Co.	362	234,547
Tronox Holdings plc, Class A *	13,884	105,796
		2,666,599

Media & Entertainment 5.5%
Activision Blizzard, Inc.	1,460	120,640
Alphabet, Inc., Class A *(a)	1,027	1,528,125
Altice USA, Inc., Class A *	3,846	103,803
Charter Communications, Inc., Class A *	495	287,100
Facebook, Inc., Class A *(a)	8,998	2,282,523
		4,322,191

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
ACADIA Pharmaceuticals, Inc. *	5,944	247,092
Alexion Pharmaceuticals, Inc. *	4,141	424,411
Amicus Therapeutics, Inc. *	8,346	120,600
Biogen, Inc. *(a)	1,354	371,930
Emergent BioSolutions, Inc. *	5,574	620,052
Gilead Sciences, Inc.	2,456	170,766
Jazz Pharmaceuticals plc *(a)	8,917	965,265
Johnson & Johnson (a)	1,314	191,529
Medpace Holdings, Inc. *	379	45,234
Novartis AG ADR (a)	12,686	1,042,028
Roche Holding AG ADR	15,424	664,774
United Therapeutics Corp. *	1,416	157,841
		5,021,522

Security	Number of Shares	Value ($)
Real Estate 4.2%
Alexander & Baldwin, Inc.	11,305	133,625
Corporate Office Properties Trust	25,484	674,816
Cousins Properties, Inc.	5,273	161,987
EastGroup Properties, Inc. (a)	7,194	954,356
First Industrial Realty Trust, Inc.	2,670	117,266
Paramount Group, Inc.	23,793	169,644
Prologis, Inc. (a)	10,554	1,112,603
		3,324,297

Retailing 10.6%
Amazon.com, Inc. *(a)	1,115	3,528,618
AutoNation, Inc. *	756	38,813
Best Buy Co., Inc. (a)	13,302	1,324,746
Dollar General Corp.	2,527	481,141
eBay, Inc.	2,610	144,281
LKQ Corp. *	5,376	151,549
Lowe's Cos., Inc.	6,226	927,114
Murphy USA, Inc. *	820	108,576
Pool Corp.	256	81,075
Qurate Retail, Inc. Class A *	15,123	164,992
Target Corp.	4,845	609,889
The Home Depot, Inc.	1,389	368,766
Williams-Sonoma, Inc.	5,325	463,914
		8,393,474

Semiconductors & Semiconductor Equipment 4.9%
Amkor Technology, Inc. *	30,265	411,453
Cirrus Logic, Inc. *	11,653	798,580
Intel Corp. (a)	20,576	982,092
NVIDIA Corp.	762	323,538
Qorvo, Inc. *(a)	4,645	595,257
QUALCOMM, Inc.	4,235	447,258
Synaptics, Inc. *	4,161	332,963
		3,891,141

Software & Services 16.9%
Adobe, Inc. *	1,209	537,183
Amdocs Ltd.	4,553	282,741
Autodesk, Inc. *	562	132,874
Box, Inc., Class A *	25,988	466,485
CACI International, Inc., Class A *(a)	717	149,007
Cadence Design Systems, Inc. *(a)	5,285	577,386
Cornerstone OnDemand, Inc. *	8,459	300,379
Dropbox, Inc., Class A *	10,653	242,356
DXC Technology Co.	24,360	436,288
Euronet Worldwide, Inc. *	581	55,857
Fortinet, Inc. *	5,377	743,639
Mastercard, Inc., Class A (a)	3,681	1,135,699
Microsoft Corp. (a)	18,679	3,829,382
Perspecta, Inc.	5,326	113,976
Progress Software Corp. (a)	7,599	264,901
Science Applications International Corp.	3,618	289,368
ServiceNow, Inc. *	760	333,792
SS&C Technologies Holdings, Inc.	11,522	662,515
SVMK, Inc. *	17,375	416,652
Synopsys, Inc. *(a)	7,639	1,521,841
Verint Systems, Inc. *	2,224	99,835
Visa, Inc., Class A	1,214	231,146
Xperi Holding Corp.	29,786	549,254
		13,372,556

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 8.5%
Apple, Inc. (a)	10,714	4,553,878
Ciena Corp. *	10,478	623,546
Jabil, Inc. (a)	22,544	785,884
Sanmina Corp. *	14,196	421,337
SYNNEX Corp.	2,955	368,607
		6,753,252

Telecommunication Services 0.6%
CenturyLink, Inc.	16,697	161,126
Telekomunikasi Indonesia Persero Tbk PT ADR	14,605	299,549
		460,675

Transportation 0.4%
Werner Enterprises, Inc.	3,009	132,351
XPO Logistics, Inc. *	2,426	181,998
		314,349

Utilities 2.5%
Entergy Corp.	5,814	611,226
NRG Energy, Inc. (a)	29,916	1,011,460
Otter Tail Corp.	1,421	54,353
Vistra Corp. (a)	15,583	290,779
		1,967,818
Total Common Stock
(Cost $65,178,694)		79,014,751

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund had the following short sale positions at July 31, 2020:

Security	Number of Shares	Value ($)
Short Sales (41.5%) of net assets

Automobiles & Components (1.4%)
Ford Motor Co.	113,628	(751,081)
Fox Factory Holding Corp.	3,976	(353,864)
		(1,104,945)

Banks (2.3%)
Commerce Bancshares, Inc.	8,605	(492,722)
Cullen/Frost Bankers, Inc.	12,979	(935,267)
Southside Bancshares, Inc.	1,922	(53,239)
Triumph Bancorp, Inc.	7,840	(205,408)
Truist Financial Corp.	3,432	(128,563)
		(1,815,199)

Capital Goods (6.0%)
A O Smith Corp.	3,574	(172,052)
Air Lease Corp.	16,653	(436,642)
Cubic Corp.	8,928	(374,976)
Ingersoll Rand, Inc.	24,124	(762,077)
Jacobs Engineering Group, Inc.	10,162	(867,327)
Kaman Corp.	7,861	(310,431)
Kratos Defense & Security Solutions, Inc.	7,764	(139,830)
Lennox International, Inc.	753	(201,909)
Spirit AeroSystems Holdings, Inc.	10,785	(211,062)
Sunrun, Inc.	8,073	(296,198)
Textron, Inc.	6,537	(228,403)
The Boeing Co.	1,818	(287,244)
Vicor Corp.	5,266	(429,021)
		(4,717,172)

Commercial & Professional Services (1.7%)
Equifax, Inc.	3,977	(646,501)
Rollins, Inc.	4,163	(218,141)
Stericycle, Inc.	8,286	(500,765)
		(1,365,407)

Consumer Durables & Apparel (1.0%)
Callaway Golf Co.	9,225	(175,736)
Capri Holdings Ltd.	8,691	(130,191)
Hasbro, Inc.	4,940	(359,434)
Toll Brothers, Inc.	3,647	(139,316)
		(804,677)

Consumer Services (0.7%)
Churchill Downs, Inc.	1,757	(243,380)
Las Vegas Sands Corp.	2,419	(105,565)
MGM Resorts International	10,680	(171,841)
Shake Shack, Inc., Class A	883	(42,870)
		(563,656)

Diversified Financials (0.9%)
Cannae Holdings, Inc.	5,413	(203,962)
FirstCash, Inc.	4,781	(275,577)
Green Dot Corp., Class A	4,182	(211,986)
WisdomTree Investments, Inc.	12,907	(46,465)
		(737,990)

Security	Number of Shares	Value ($)
Energy (0.4%)
ONEOK, Inc.	12,463	(347,842)

Food & Staples Retailing (0.1%)
Sysco Corp.	1,428	(75,470)

Food, Beverage & Tobacco (1.2%)
Cal-Maine Foods, Inc.	13,771	(605,167)
Lancaster Colony Corp.	2,006	(318,131)
		(923,298)

Health Care Equipment & Services (1.6%)
Addus HomeCare Corp.	2,148	(207,089)
Centene Corp.	4,678	(305,240)
Covetrus, Inc.	5,625	(124,650)
Inspire Medical Systems, Inc.	5,361	(532,669)
The Cooper Cos., Inc.	395	(111,757)
		(1,281,405)

Insurance (0.4%)
Everest Re Group Ltd.	1,100	(240,669)
Prudential Financial, Inc.	1,106	(70,087)
		(310,756)

Materials (3.4%)
Albemarle Corp.	2,559	(211,015)
Ball Corp.	9,517	(700,737)
DuPont de Nemours, Inc.	17,023	(910,390)
Freeport-McMoRan, Inc.	13,141	(169,782)
Louisiana-Pacific Corp.	5,639	(178,587)
Quaker Chemical Corp.	2,846	(552,124)
		(2,722,635)

Media & Entertainment (0.7%)
Live Nation Entertainment, Inc.	4,846	(226,841)
TripAdvisor, Inc.	5,865	(118,649)
Twitter, Inc.	5,501	(200,236)
Zillow Group, Inc., Class A	596	(40,582)
		(586,308)

Pharmaceuticals, Biotechnology & Life Sciences (0.6%)
Bluebird Bio, Inc.	1,491	(90,503)
NeoGenomics, Inc.	8,964	(342,694)
		(433,197)

Real Estate (2.3%)
Iron Mountain, Inc.	11,936	(336,476)
Pebblebrook Hotel Trust	21,493	(227,826)
The Howard Hughes Corp.	6,265	(333,235)
Vornado Realty Trust	8,349	(288,208)
Washington Real Estate Investment Trust	29,040	(649,334)
		(1,835,079)

Retailing (3.2%)
CarMax, Inc.	886	(85,915)
Carvana Co.	813	(125,974)
Expedia Group, Inc.	5,718	(463,215)
Five Below, Inc.	5,740	(625,143)
Foot Locker, Inc.	6,667	(195,943)
Ross Stores, Inc.	4,829	(433,017)

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Gap, Inc.	35,812	(478,807)
The TJX Cos., Inc.	2,328	(121,033)
		(2,529,047)

Semiconductors & Semiconductor Equipment (3.3%)
Analog Devices, Inc.	988	(113,472)
Brooks Automation, Inc.	3,263	(177,670)
Cree, Inc.	15,144	(1,043,725)
First Solar, Inc.	1,511	(89,980)
Marvell Technology Group Ltd.	18,034	(657,700)
ON Semiconductor Corp.	27,219	(560,711)
		(2,643,258)

Software & Services (5.4%)
8x8, Inc.	4,779	(75,986)
Broadridge Financial Solutions, Inc.	1,752	(235,364)
Ceridian HCM Holding, Inc.	1,315	(102,951)
Fidelity National Information Services, Inc.	2,041	(298,619)
Guidewire Software, Inc.	8,204	(965,283)
LivePerson, Inc.	5,506	(236,648)
Nutanix, Inc., Class A	5,857	(129,967)
Q2 Holdings, Inc.	3,611	(339,614)
Rapid7, Inc.	3,549	(211,414)
Splunk, Inc.	759	(159,253)
Twilio, Inc., Class A	2,258	(626,414)
Varonis Systems, Inc.	7,210	(781,203)
VMware, Inc., Class A	327	(45,849)
Yext, Inc.	4,858	(81,712)
		(4,290,277)

Technology Hardware & Equipment (2.4%)
Cognex Corp.	3,734	(249,692)
Dell Technologies, Class C	1,200	(71,796)
II-VI, Inc.	2,003	(101,592)
Security	Number of Shares	Value ($)
IPG Photonics Corp.	2,580	(461,846)
Littelfuse, Inc.	1,155	(205,186)
Novanta, Inc.	7,807	(809,430)
		(1,899,542)

Telecommunication Services (0.8%)
Bandwidth, Inc., Class A	2,599	(376,283)
GCI Liberty, Inc.	3,069	(240,579)
		(616,862)

Transportation (1.2%)
CH Robinson Worldwide, Inc.	10,325	(967,659)

Utilities (0.5%)
American Electric Power Co., Inc.	873	(75,846)
Edison International	4,356	(242,499)
New Jersey Resources Corp.	1,050	(32,613)
		(350,958)
Total Short Sales
(Proceeds $31,657,032)		(32,922,639)
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.

ADR –	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$79,014,751	$—	$—	$79,014,751
Liabilities
Short Sales[1]	(32,922,639)	—	—	(32,922,639)
Total	$46,092,112	$—	$—	$46,092,112
[1]	As categorized in Portfolio Holdings.

Schwab Capital Trust
Schwab Health Care Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 0.6%
CSL Ltd.	24,276	4,721,746

Belgium 0.3%
UCB S.A.	18,956	2,435,690

China 0.6%
Wuxi Biologics Cayman, Inc. *	242,000	4,995,810

Denmark 1.7%
Genmab A/S *	6,606	2,273,828
Novo Nordisk A/S, Class B	167,041	10,959,989
		13,233,817

France 1.6%
Sanofi	51,831	5,442,105
Sartorius Stedim Biotech	23,196	7,255,292
		12,697,397

Germany 0.4%
Fresenius Medical Care AG & Co. KGaA	14,030	1,236,072
Fresenius SE & Co. KGaA *	35,551	1,773,771
		3,009,843

Hong Kong 0.3%
Livzon Pharmaceutical Group, Inc., H Shares (a)	510,400	2,400,110

Ireland 4.6%
Horizon Therapeutics plc *	146,896	8,988,566
Medtronic plc	222,144	21,432,453
STERIS plc	37,207	5,939,354
		36,360,373

Italy 0.4%
DiaSorin S.p.A.	14,475	2,855,202

Japan 2.8%
Chugai Pharmaceutical Co., Ltd.	80,800	3,648,059
Daiichi Sankyo Co., Ltd.	20,000	1,769,731
Hoya Corp.	47,500	4,684,423
M3, Inc.	31,000	1,591,929
Olympus Corp.	322,000	5,791,640
Ono Pharmaceutical Co., Ltd.	63,000	1,770,765
Takeda Pharmaceutical Co., Ltd.	78,000	2,828,811
		22,085,358

Security	Number of Shares	Value ($)
New Zealand 1.0%
Fisher & Paykel Healthcare Corp., Ltd.	319,368	7,650,273

Republic of Korea 1.0%
Celltrion, Inc. *	17,000	4,237,942
DongKook Pharmaceutical Co. Ltd	8,028	989,911
LegoChem Biosciences, Inc. *	23,000	1,113,016
Samsung Biologics Co. Ltd *	2,000	1,233,116
		7,573,985

Sweden 1.1%
Getinge AB, B Shares	285,191	6,888,671
Swedish Orphan Biovitrum AB *	90,058	1,892,531
		8,781,202

Switzerland 5.1%
Novartis AG	105,464	8,686,777
Roche Holding AG	85,339	29,557,717
Sonova Holding AG *	10,697	2,418,635
		40,663,129

Taiwan 0.2%
TaiDoc Technology Corp.	150,000	1,292,399

United Kingdom 1.4%
AstraZeneca plc	80,016	8,840,135
GlaxoSmithKline plc	106,446	2,120,437
		10,960,572

United States 76.1%
Abbott Laboratories	339,932	34,210,756
AbbVie, Inc.	410,213	38,933,316
Agilent Technologies, Inc.	143,519	13,825,185
Alexion Pharmaceuticals, Inc. *	65,676	6,731,133
Amedisys, Inc. *	39,457	9,239,251
Amgen, Inc.	124,458	30,451,139
Anthem, Inc.	42,857	11,734,247
Baxter International, Inc.	68,773	5,940,612
Becton, Dickinson & Co.	13,914	3,914,565
Bio-Rad Laboratories, Inc., Class A *	1,522	798,883
Bio-Techne Corp.	22,355	6,151,202
Biogen, Inc. *	19,753	5,425,952
Bristol-Myers Squibb Co.	485,759	28,494,623
Chemed Corp.	9,137	4,497,140
Cigna Corp. *	38,771	6,695,364
CONMED Corp.	38,541	3,181,174
Danaher Corp.	67,646	13,786,255
DaVita, Inc. *	27,263	2,382,514
DexCom, Inc. *	8,958	3,901,567
Edwards Lifesciences Corp. *	157,099	12,318,133
Eli Lilly & Co.	176,205	26,481,849

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Emergent BioSolutions, Inc. *	56,181	6,249,574
Exelixis, Inc. *	69,153	1,596,743
Gilead Sciences, Inc.	252,384	17,548,260
HCA Healthcare, Inc.	19,000	2,406,160
Hill-Rom Holdings, Inc.	26,680	2,593,830
Hologic, Inc. *	169,984	11,861,484
Humana, Inc.	19,560	7,676,322
IDEXX Laboratories, Inc. *	4,346	1,728,621
Illumina, Inc. *	25,154	9,612,853
Johnson & Johnson	305,654	44,552,127
Medpace Holdings, Inc. *	12,675	1,512,761
Merck & Co., Inc.	402,522	32,298,365
Mettler-Toledo International, Inc. *	1,361	1,272,535
Molina Healthcare, Inc. *	37,983	7,015,460
NuVasive, Inc. *	48,530	2,773,004
Pfizer, Inc.	656,451	25,260,234
Regeneron Pharmaceuticals, Inc. *	15,413	9,742,095
Repligen Corp. *	30,643	4,624,335
ResMed, Inc.	31,732	6,426,047
Teleflex, Inc.	6,742	2,515,440
Thermo Fisher Scientific, Inc.	79,223	32,794,361
UnitedHealth Group, Inc.	151,204	45,781,547
Veeva Systems, Inc., Class A *	2,500	661,425
Vertex Pharmaceuticals, Inc. *	74,094	20,153,568
West Pharmaceutical Services, Inc.	30,649	8,240,597
Zimmer Biomet Holdings, Inc.	56,770	7,656,002
Zoetis, Inc.	113,774	17,257,240
		600,905,850
Total Common Stock
(Cost $518,457,674)		782,622,756
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
Brown Brothers Harriman
Swiss Franc
(1.48%), 08/03/20 (b)(c)	88	96
JPMorgan Chase Bank
U.S. Dollar
0.01%, 08/03/20 (b)	1,750,258	1,750,258
Sumitomo Mitsui Bank Corp.
Japanese Yen
(0.25%), 08/03/20 (b)(c)	3,556,770	33,600
Total Short-Term Investments
(Cost $1,783,954)		1,783,954
*	Non-income producing security.
(a)	Represents a China based company which is listed on the Hong Kong exchange and traded in Hong Kong dollars.
(b)	The rate shown is the current daily overnight rate.
(c)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$637,266,223	$—	$—	$637,266,223
Australia	—	4,721,746	—	4,721,746
Belgium	—	2,435,690	—	2,435,690
China	—	4,995,810	—	4,995,810
Denmark	—	13,233,817	—	13,233,817
France	—	12,697,397	—	12,697,397
Germany	—	3,009,843	—	3,009,843
Hong Kong	—	2,400,110	—	2,400,110
Italy	—	2,855,202	—	2,855,202
Japan	—	22,085,358	—	22,085,358
New Zealand	—	7,650,273	—	7,650,273
Republic of Korea	—	7,573,985	—	7,573,985
Sweden	—	8,781,202	—	8,781,202
Switzerland	—	40,663,129	—	40,663,129
Taiwan	—	1,292,399	—	1,292,399
United Kingdom	—	10,960,572	—	10,960,572
Short-Term Investments[1]	—	1,783,954	—	1,783,954
Total	$637,266,223	$147,140,487	$—	$784,406,710
[1]	As categorized in Portfolio Holdings.

Schwab Capital Trust
Schwab International Core Equity Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Australia 4.4%
Australia & New Zealand Banking Group Ltd.	818,227	10,392,049
Coles Group Ltd.	258,334	3,349,224
Fortescue Metals Group Ltd.	291,410	3,627,241
Macquarie Group Ltd.	67,035	5,891,166
Magellan Financial Group Ltd.	143,493	6,234,090
Santos Ltd.	520,539	1,944,374
		31,438,144

Austria 1.0%
BAWAG Group AG *	39,093	1,435,159
Wienerberger AG *	240,509	5,516,001
		6,951,160

Brazil 0.2%
YDUQS Participacoes S.A.	274,263	1,781,785

Canada 1.2%
Constellation Software, Inc.	2,700	3,193,698
Kirkland Lake Gold Ltd.	96,548	5,272,676
		8,466,374

China 0.4%
Li Ning Co., Ltd.	896,000	2,887,993

Denmark 3.2%
Genmab A/S *	8,000	2,753,651
Novo Nordisk A/S, Class B	261,618	17,165,429
Novozymes A/S, Class B	50,573	3,025,242
		22,944,322

Finland 1.3%
Fortum Oyj	192,519	3,907,517
Kemira Oyj	131,808	1,745,771
Kone Oyj, Class B	41,328	3,281,803
		8,935,091

France 11.3%
Air Liquide S.A.	61,492	10,114,218
Christian Dior SE	16,303	6,713,061
Cie de Saint-Gobain *	132,024	4,884,232
CNP Assurances *	315,517	3,832,235
Credit Agricole S.A. *	291,482	2,805,734
L'Oreal S.A.	45,893	15,402,970
LVMH Moet Hennessy Louis Vuitton SE	17,738	7,713,247
Peugeot S.A. *	125,967	2,024,884
Schneider Electric SE	118,395	13,575,583
Security	Number of Shares	Value ($)
TOTAL SE	182,679	6,913,249
Veolia Environnement S.A.	250,296	5,733,678
		79,713,091

Germany 5.5%
Aareal Bank AG *	245,603	4,494,033
Allianz SE	41,882	8,689,437
Brenntag AG	26,718	1,648,848
Deutsche Telekom AG	57,757	964,238
GEA Group AG	200,937	7,252,942
HelloFresh SE *	37,445	2,038,688
Hornbach Holding AG & Co. KGaA	22,136	2,130,337
MorphoSys AG *	38,402	4,929,787
Nemetschek SE	19,449	1,425,726
SAP SE	31,762	5,013,738
Teamviewer AG *	13,392	721,712
		39,309,486

Greece 0.3%
Hellenic Telecommunications Organization S.A.	122,692	1,805,232

Hong Kong 2.1%
CITIC Ltd.	1,462,259	1,372,463
Longfor Group Holdings Ltd.	763,460	3,773,047
Tencent Holdings Ltd.	145,006	9,947,144
		15,092,654

Ireland 0.3%
Smurfit Kappa Group plc	57,451	1,940,874

Italy 2.7%
Ferrari N.V.	51,188	9,153,164
Italgas S.p.A.	1,525,538	9,796,568
		18,949,732

Japan 22.3%
Advantest Corp.	100,500	5,487,205
Astellas Pharma, Inc.	133,000	2,074,529
BayCurrent Consulting, Inc.	10,000	1,211,305
Benesse Holdings, Inc.	75,000	1,956,006
Daifuku Co., Ltd.	21,500	1,959,212
Fujitsu Ltd.	18,100	2,423,502
Hoya Corp.	108,763	10,726,146
Invincible Investment Corp.	6,815	1,556,351
IR Japan Holdings Ltd.	23,800	2,628,549
Kakaku.com, Inc.	237,700	5,739,018
Kanamoto Co., Ltd.	128,800	2,602,850
Kao Corp.	26,400	1,915,161
KDDI Corp.	153,900	4,893,626
Keyence Corp.	15,500	6,536,146
Lasertec Corp.	23,300	2,057,263

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
M3, Inc.	67,400	3,461,163
Meitec Corp.	46,000	2,140,932
Mitsubishi Electric Corp.	96,000	1,253,190
Mitsubishi UFJ Financial Group, Inc.	956,847	3,585,610
Mitsubishi UFJ Lease & Finance Co., Ltd.	887,900	3,769,019
Nexon Co., Ltd.	150,000	3,853,772
Nintendo Co., Ltd.	26,200	11,523,025
Nomura Holdings, Inc.	706,000	3,322,557
Olympus Corp.	140,000	2,518,104
Omron Corp.	30,000	2,160,893
Ono Pharmaceutical Co., Ltd.	118,700	3,336,346
Shin-Etsu Chemical Co., Ltd.	54,979	6,434,671
Shionogi & Co., Ltd.	58,919	3,505,146
SMC Corp.	5,700	2,995,629
Sony Corp.	241,598	18,770,957
Sumitomo Mitsui Financial Group, Inc.	104,400	2,781,888
Tokyo Electron Ltd.	36,600	10,127,851
Tokyo Steel Manufacturing Co., Ltd.	260,353	1,470,464
Trend Micro, Inc.	80,000	4,691,911
Wacom Co., Ltd.	481,300	2,613,453
Welcia Holdings Co., Ltd.	60,000	5,498,087
ZOZO, Inc.	151,500	4,098,132
		157,679,669

Luxembourg 0.5%
Aroundtown S.A. *	650,377	3,916,297

Netherlands 7.1%
ASM International N.V.	10,116	1,547,427
ASML Holding N.V.	5,789	2,058,207
Heineken Holding N.V.	130,797	11,301,211
ING Groep N.V.	208,981	1,457,199
Koninklijke Ahold Delhaize N.V.	520,335	14,986,088
Signify N.V. *	164,144	4,924,853
Unilever N.V.	106,259	6,278,875
Wolters Kluwer N.V.	98,980	7,795,445
		50,349,305

New Zealand 1.0%
a2 Milk Co., Ltd. *	239,381	3,335,731
Fisher & Paykel Healthcare Corp., Ltd.	73,081	1,750,612
Spark New Zealand Ltd.	520,880	1,706,994
		6,793,337

Republic of Korea 1.3%
Samsung Biologics Co. Ltd *	4,633	2,856,513
Samsung Electronics Co., Ltd.	93,239	4,556,948
SFA Engineering Corp.	50,000	1,481,789
		8,895,250

Singapore 1.8%
AEM Holdings Ltd.	829,100	2,214,202
DBS Group Holdings Ltd.	348,000	5,027,088
Singapore Exchange Ltd.	896,509	5,347,967
		12,589,257

Spain 1.8%
ACS Actividades de Construccion y Servicios S.A.	72,628	1,684,716
Industria de Diseno Textil S.A.	165,571	4,387,283
Red Electrica Corp. S.A.	348,013	6,784,441
		12,856,440

Security	Number of Shares	Value ($)
Sweden 2.1%
Atlas Copco AB, A Shares	35,013	1,554,279
Evolution Gaming Group AB	67,668	4,592,005
Sandvik AB *	468,522	8,755,986
		14,902,270

Switzerland 14.0%
ABB Ltd.	81,229	2,039,932
Credit Suisse Group AG	1,166,355	12,438,328
Forbo Holding AG	1,206	1,880,917
Geberit AG	12,548	6,925,450
Nestle S.A.	148,435	17,652,143
Novartis AG	207,528	17,093,506
Partners Group Holding AG	972	941,583
Roche Holding AG	73,414	25,427,416
Sonova Holding AG *	10,862	2,455,942
Zurich Insurance Group AG	33,013	12,208,297
		99,063,514

Taiwan 1.7%
Largan Precision Co., Ltd.	35,555	4,639,517
Taiwan Semiconductor Manufacturing Co., Ltd.	503,000	7,320,460
		11,959,977

United Kingdom 11.2%
3i Group plc	245,365	2,824,269
AstraZeneca plc	53,550	5,916,182
Aviva plc	727,078	2,500,460
BHP Group plc	709,689	15,345,899
Dialog Semiconductor plc *	86,861	4,071,603
Ferguson plc	28,442	2,507,260
Games Workshop Group plc	47,417	5,442,479
GlaxoSmithKline plc	372,680	7,423,900
Hikma Pharmaceuticals plc	48,217	1,351,085
Natwest Group plc	2,442,029	3,363,198
RELX plc	400,182	8,424,700
Royal Dutch Shell plc, A Shares	145,088	2,120,544
Spirent Communications plc	856,949	3,137,529
Unilever plc	232,866	13,866,001
Vistry Group plc	144,401	1,160,977
		79,456,086
Total Common Stock
(Cost $620,929,696)		698,677,340

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09% (a)	18,818	18,818
Total Other Investment Company
(Cost $18,818)		18,818

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/18/20	44	3,989,920	268
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$434,139,561	$—	$434,139,561
Austria	5,516,001	1,435,159	—	6,951,160
Brazil	1,781,785	—	—	1,781,785
Canada	8,466,374	—	—	8,466,374
Germany	4,890,737	34,418,749	—	39,309,486
Japan	5,498,087	152,181,582	—	157,679,669
Netherlands	19,096,656	31,252,649	—	50,349,305
Other Investment Company[1]	18,818	—	—	18,818
Futures Contracts[2]	268	—	—	268
Total	$45,268,726	$653,427,700	$—	$698,696,426
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Active Equity Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Active Equity Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87636JUL20